Average Annual Total Returns - Class K - BlackRock Strategic Global Bond Fund, Inc.	Apr. 29, 2021
Bloomberg Barclays Global Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.20%
5 Years	4.79%
10 Years	2.83%
CustomBenchmarkReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	8.82%
5 Years	5.15%
10 Years		[1]
Class K Shares
Average Annual Return:
1 Year	9.10%
5 Years	5.75%
10 Years	3.78%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	7.20%
5 Years	4.47%
10 Years	2.53%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.52%
5 Years	3.89%
10 Years	2.37%

[1]	The Bloomberg Barclays EM ex Korea Bond Index, which is part of the Custom Benchmark for the Fund, commenced in June 2013 and therefore the Custom Benchmark does not have a 10-year return.